Earnings/(loss)per share - Summary of Anti-Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee options
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	352,622	842,401	12,429,245
Restricted stock units
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	0	18,208	2,554,925
Other contingently issuable shares
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	0	0	36,898
Warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	0	0	800,000
Exchangeable Notes
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	0	2,911,500	2,911,500